TAXES - Tax Rate Reconciliation Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective income tax rate reconciliation, additional disclosures
Unrecognized tax benefit (in dollars)		$ 3,740	$ 4,574	$ 5,104	$ 4,458
Annual increase (decrease) in effective income tax rate		(12.50%)
Rate decrease from resolution of long-standing tax matter in Japan		9.50%
Year-to-year decrease related to intercompany payments by foreign subsidiaries and intercompany licensing of IP		5.70%
Reduced benefit year-to-year in relation to audit settlements		2.30%
Decreased benefit year-to-year in utilization of foreign tax credits		0.60%
Japan Tax Authorities
Effective income tax rate reconciliation, additional disclosures
Unrecognized tax benefit (in dollars)			$ 1,000
Refund of taxes previously paid (in dollars)	$ 1,000
Interest received with tax refund (in dollars)	$ 200